Risk Management Activities - Credit Risk - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loan Advanced Contractor [Member] | Lifetime expected credit losses [member]
Disclosure of Financial Risk Management [line items]
Financial assets	$ 68.4
Peru [member]
Disclosure of Financial Risk Management [line items]
Percentage Of Cash Receipts On Revenue Recognition	90.00%	90.00%
Percentage Of Cash Receipts At The End Of Quotation Period	10.00%	10.00%
Counter party exposure [member]
Disclosure of Financial Risk Management [line items]
Percentage of maximum investment in financial institutions' equity	2.50%	2.50%